Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets:
Plan assets at fair value at beginning of year	$ 743
Plan assets at fair value at end of year	565	$ 743
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,165	1,216
Service cost	33	36	$ 31
Interest cost	27	21	21
Employee contributions	4	4
Benefits paid	(22)	(25)
Effect of settlement	(14)	(8)
Business combination		3
Actuarial (gain) loss	(260)	(48)
Foreign currency translation and other adjustments	(47)	(34)
Benefit obligation at end of year	886	1,165	1,216
Change in plan assets:
Plan assets at fair value at beginning of year	743	718
Return on plan assets	(157)	32
Employer contributions	25	17
Employee contributions	4	4
Benefits paid	(9)	(12)
Effect of settlement	(14)	(8)
Business combination		2
Foreign currency translation and other adjustments	(25)	(10)
Plan assets at fair value at end of year	567	743	718
Funded status	(319)	(422)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	9	15
Current liabilities	(11)	(11)
Long-term liabilities	(317)	(426)
Net amount recognized	(319)	(422)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	94	101
Service cost	17	13	11
Interest cost	1	1	1
Benefits paid	(6)	(5)
Actuarial (gain) loss	(15)
Foreign currency translation and other adjustments	(5)	(16)
Benefit obligation at end of year	86	94	$ 101
Change in plan assets:
Funded status	(86)	(94)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(5)	(4)
Long-term liabilities	(81)	(90)
Net amount recognized	$ (86)	$ (94)